Financial Instruments - Currency Risk- Sensitivity Analysis (Detail) - Ten percentage weakening in foreign currency vs us [member] $ in Millions	Dec. 31, 2022 USD ($)
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	$ 6
Receivables under indemnification arrangement	(25)
Non-permanent intercompany loans	164
Indirect investment in LSEG shares	(618)
Foreign exchange contracts	469
Total impact on earnings	(4)
British Pounds Sterling [Member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	1
Receivables under indemnification arrangement	(23)
Non-permanent intercompany loans	67
Indirect investment in LSEG shares	(618)
Foreign exchange contracts	469
Total impact on earnings	(104)
Euros [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Receivables under indemnification arrangement	(1)
Non-permanent intercompany loans	24
Total impact on earnings	23
Other Currencies [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	4
Receivables under indemnification arrangement	(1)
Non-permanent intercompany loans	15
Total impact on earnings	18
Canada, Dollars [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	1
Non-permanent intercompany loans	58
Total impact on earnings	$ 59